Income/(loss) per share	12 Months Ended
Dec. 31, 2013
Income/(loss) per share [Abstract]
Income/(loss) per share

13. Income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	As of December 31,
	2011	2012	2013

Numerator:
Net income/(loss).	(83,402)	(30,401)	19,557
Series A-1 Preference Shares accretions	(885)	(962)	(858)
Series B Preference Shares accretions	(3,928)	(4,298)	(3,831)
Series B-1Preference Shares accretions	(1,734)	(4,973)	(4,445)
Income allocation to participating preference shares	-	-	(1,230)
Numerator for basic and diluted net (loss)/income per share	(89,949)	(40,634)	9,193

Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share - basic	44,245,388	44,245,388	63,717,007
Weighted average number of ordinary shares used in computing net income/(loss) per share - diluted	44,245,388	44,245,388	69,159,524
Basic net income/(loss) per share attributable to the Company's ordinary shareholders	(2.03)	(0.92)	0.14
Diluted net income/(loss) per share attributable to the Company's ordinary shareholders	(2.03)	(0.92)	0.13
Basic net income/(loss) per ADS	(4.07)	(1.84)	0.29
Diluted net income/(loss) per ADS	(4.07)	(1.84)	0.27

Basic net income/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. There are Class A and Class B ordinary shares which are considered the same class for the purposes of EPS calculation due to them having identical earnings rights and preferences. For the years ended December31, 2011 and 2012, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share was 5,301,345 and 7,601,619 on a weighted average basis, respectively. For the years ended December 31, 2011 and 2012, the Series A, Series A-1, Series B and Series B-1 Preference Shares of 77,792,162 and 87,566,599, respectively, on a weighted average basis were also anti-dilutive and excluded from the calculation of diluted net loss per share. For the year ended December 31, 2013, options to purchase ordinary shares included in the calculation of diluted net income per share was 4,742,442.

For the years ended December 31, 2012 and 2013, some employees voluntarily left the Group and exercised their vested share options. The Group issued 473,551 and 431,774 respectively contingently issuable shares upon the Group's initial public offering instead of normal shares to these ex-employees due to certain legal regulations in China. The contingently issuable shares shall be issued to these ex-employees after the expiration of the 180-day lock-up period upon the completion of the initial public offering without any further consideration paid. For the year ended December 31, 2012, the contingently issuable shares were anti-dilutive and excluded from the calculation of diluted net loss per share. For the year ended December 31, 2013, the contingently issuable shares included in the calculation of diluted net income per share were 700,075.

The proceeds from the above option exercises were US$253 and US$557 in 2012 and 2013, respectively, which were recorded in additional paid-in capital. This number of contingently issuable shares is not included in the computation of basic net income/(loss) per share as the holders do not participate in any voting and dividend rights until the shares are actually issued, but is included in the dilutive ordinary equivalent shares using if-converted method as the conditions for issuance have been satisfied.